Land Use Rights, Net - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization of land use rights	$ 217	$ 134	$ 0
Future amortization expense of land use rights per year	$ 217
Amortization period of land use rights	The next 48 years through December 31, 2060.